RELATED PARTY TRANSACTIONS, Founder Shares (Details)		6 Months Ended	12 Months Ended
	Jul. 14, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Sep. 22, 2020 shares	Sep. 17, 2020 $ / shares	Jul. 13, 2020 shares
Founder Shares [Abstract]
Proceeds from issuance of Class B common stock to Sponsor | $		$ 25,000	$ 0
Stock conversion basis at time of business combination			1
Share price (in dollars per share) | $ / shares					$ 10.00
Class A Common Stock [Member]
Founder Shares [Abstract]
Number of trading days			30 days
Trading day threshold period			20 days
Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares			$ 18.00
Founder Shares [Member] | Sponsor [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Stock conversion basis at time of business combination			1
Holding period for transfer, assignment or sale of Founder Shares			1 year
Number of trading days			20 days
Trading day threshold period			30 days
Founder Shares [Member] | Sponsor [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares			$ 12.00
Threshold period after initial Business Combination			150 days
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares) | shares	3,306,250
Proceeds from issuance of Class B common stock to Sponsor | $	$ 25,000
Ownership interest, as converted percentage			20.00%
Number of shares no longer subject to forfeiture (in shares) | shares				431,250
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares) | shares						431,250